Preferred Stock and Warrants - Additional Information (Detail)					1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 21, 2020 USD ($) shares	Sep. 18, 2020 USD ($) director observer $ / shares shares	Aug. 18, 2020	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) day $ / shares Rate shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) day vote $ / shares Rate shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Redeemable Preferred Stock And Warrants [Line Items]
Number of appointed directors | director			1
Number of nonvoting observers | observer			1
Preferred stock, number of votes per share | vote										1
Debt amount that can be incurred in terms of number of times the product of earnings before interest tax depreciation and amortisation										0.010
Adjustments to additional paid in capital warrant issue of warrants												$ 56,339,000
Temporary equity period during which the value is accreted to its redemption worth										5 years
Adjustments to additional paid in capital accretion of dividends on temporary equity										$ 15,375,000	$ 15,251,000	4,212,000
Class of warrant or right, exercised (in shares) | shares								0		0
Accretion of Series A non-convertible preferred shares										$ (11,884,000)	(10,600,000)	$ (2,831,000)
Number of shares of common stock issuable for each share of temporary equity converted (in shares) | Rate								10810.81%		10810.81%
Conversion rights, number of trading days | day								15		15
L Catterton Investment Agreement
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares) | shares			11,000,000					11,000,000		11,000,000
Dividend paid
Redeemable Preferred Stock And Warrants [Line Items]
Dividends										$ 2,000,000
Catterton investment agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Warrants exercise price (in dollars per share) | $ / shares			$ 0.01
Catterton investment agreement | LLCA Daylight LP | Minimum | Investor nominate directors to continue
Redeemable Preferred Stock And Warrants [Line Items]
Common stock holding as percentage of common stock shares underlying warrants acquired by the investors			50.00%
Penny warrants
Redeemable Preferred Stock And Warrants [Line Items]
Payment of stock issuance costs										3,604,000
Adjustments to additional paid in capital warrant issue of warrants										$ 56,339,000
Penny warrants | L Catterton Investment Agreement
Redeemable Preferred Stock And Warrants [Line Items]
Warrants exercise price (in dollars per share) | $ / shares			$ 0.01
Class of warrants or rights outstanding term			10 years
Penny warrants | Catterton investment agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Class or warrants or rights number of warrants issued during the period warrants (in shares) | shares			11,000,000
Warrants exercise price (in dollars per share) | $ / shares								$ 0.01		$ 0.01
Class of warrants or rights outstanding term								10 years		10 years
Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Payment of stock issuance costs										$ 5,415,000
Temporary equity dividend rate				10.00%
Temporary equity liquidation preference per share (in dollars per share) | $ / shares								$ 1,000		$ 1,000
Redeemable equity preferred amount at fair value								$ 84,643,000		$ 84,643,000
Temporary equity liquidation preference								150,000,000		150,000,000
Adjustments to additional paid in capital accretion of dividends on temporary equity								11,491,000	$ 11,491,000
Redeemable non controlling interest equity preferred carrying amount	$ 109,565,000							$ 121,449,000	109,565,000	121,449,000	109,565,000
Accretion of Series A non-convertible preferred shares										$ (11,884,000)	(10,600,000)
Series A Non-convertible Preferred Shares | Dividend paid
Redeemable Preferred Stock And Warrants [Line Items]
Dividends					$ 15,374,000	$ 7,972,000
Series A Non-convertible Preferred Shares | After 3 years but not later than 4 years from the issue closing date
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share								105.00%		105.00%
Series A Non-convertible Preferred Shares | After 4 years but not later than 5 years from the issue closing date
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share								102.50%		102.50%
Series A Non-convertible Preferred Shares | Later than years from the issue closing date
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share								110.00%		110.00%
Series A Non-convertible Preferred Shares | On dividends declared and unpaid
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity compound interest payable on accumulated dividends			10.00%
Series A Non-convertible Preferred Shares | On dividends not delcated
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity compound interest payable on accumulated dividends			10.00%
Series A Non-convertible Preferred Shares | Catterton investment agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares (in shares) | shares			150,000
Maximum amount that can be incurred by way of Debt										$ 60,000
Percentage of the total fair value of assets that can be transferred without the consent of the investors of temporary equity								10.00%		10.00%
Series A Non-convertible Preferred Shares | Catterton investment agreement | LLCA Daylight LP | Change of control in the company
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share								110.00%		110.00%
Series A Non-convertible Preferred Shares | Catterton investment agreement | LLCA Daylight LP | Minimum | Investor nominate directors to continue
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them			50.00%
Series A redeemable non convertible preferred stock and penny warrants | Catterton investment agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity stock shares issued during the period and warrants or rights issued during the period value			$ 150,000
Payment of stock issuance costs	2,250,000
Series B Convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Redeemable non controlling interest equity preferred carrying amount	$ 46,700,000							$ 46,700,000	$ 46,700,000	$ 46,700,000	46,700,000
Conversion rights, number of consecutive trading days | day								10		10
Proceeds from the investment							$ 50,000,000
Temporary equity issuance costs							$ 3,300,000
Series B Convertible Preferred Shares | Waha investment agreement | Waha Latam Investments Limited
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares (in shares) | shares		50,000
Payment of stock issuance costs											$ 1,000,000
Temporary equity dividend rate							4.00%
Temporary equity shares issued during the period value		$ 50,000
Temporary equity converison price per share (in dollars per share) | $ / shares								$ 9,251		$ 9,251
Series B Convertible Preferred Shares | Waha investment agreement | Waha Latam Investments Limited | More than 3 years and Within 5 years from the closure of issue of temporary equity
Redeemable Preferred Stock And Warrants [Line Items]
Volume weighted average price per share (in dollars per share) | $ / shares			$ 13.88
Volume weighted average price per share as a percentage of initial conversion price							(150.00%)
Percentage of conversion amount of redeemable preferred shares for conversion base							105.00%
Series B Convertible Preferred Shares | Waha investment agreement | Waha Latam Investments Limited | More than 5 years and Within 7 years from the closure of issue of temporary equity
Redeemable Preferred Stock And Warrants [Line Items]
Volume weighted average price per share (in dollars per share) | $ / shares			$ 12.49
Volume weighted average price per share as a percentage of initial conversion price							(135.00%)
Percentage of conversion amount of redeemable preferred shares for conversion base							105.00%
Series B Convertible Preferred Shares | Waha investment agreement | Waha Latam Investments Limited | Minimum | For further issuance of preference share at par with temporary equity
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them								50.00%		50.00%
Series B Convertible Preferred Shares | Waha investment agreement | Waha Latam Investments Limited | Minimum | Investor nominate directors to continue
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them	50.00%								50.00%		50.00%
Percentage of the common stock shares to be held by the investors on converison of temporary equity	50.00%								50.00%		50.00%
Series B Convertible Preferred Shares | Waha investment agreement | Waha Latam Investments Limited | 7 years or more from the closure of issue of temporary equity
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity initial stated value per share (in dollars per share) | $ / shares								$ 1,000		$ 1,000
Series B Convertible Preferred Shares | Waha investment agreement | Waha Latam Investments Limited | 7 years or more from the closure of issue of temporary equity | Within seven years from the issue closing date of temporary equity issue change of control occurs
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share								110.00%		110.00%
Series B Convertible Preferred Shares | Waha investment agreement | Waha Latam Investments Limited | 7 years or more from the closure of issue of temporary equity | After seven years from the issue closing date of temporary equity issue change of control occurs
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of initial value per share (in dollars per share) | $ / shares								$ 100		$ 100